Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2024
Financial Assets at Amortized Cost [Abstract]
Financial assets at amortized cost:
11.	Financial assets at amortized cost:

The item detail is as follows:

	2024	2023
	MCh$	MCh$

Rights by resale agreements and securities lending	87,291	71,822
Debt financial instruments	944,074	1,431,083
Loans and advances to Banks	667,703	2,519,931
Loans to customers:
Commercial loans	20,147,980	20,030,044
Residential mortgage loans	13,233,327	12,310,768
Consumer loans	5,554,989	5,310,462
Provisions established for credit risk:
Loans and advances to Banks provisions	(1,988)	(1,341)
Commercial loans provisions	(254,568)	(259,641)
Mortgage loans provisions	(35,632)	(33,502)
Consumer loans provisions	(403,234)	(417,044)
Total	39,939,942	40,962,582
(a)	Rights by resale agreements and securities lending:

The Bank provides financing to its customers through resale agreements and securities lending, in which the financial instrument serves as collateral. As of December 31, 2024 and 2023, the detail is as follows:

	2024	2023
	MCh$	MCh$
Transaction with domestic banks
Resale agreements with other banks	—	—
Resale agreements with the Central Bank of Chile	—	—
Rights from securities lending	—	—

Transaction with foreign banks
Resale agreements with other banks	—	—
Resale agreements with foreign Central Banks	—	—
Rights from securities lending	—	—

Transaction with other domestic entities
Resale agreements	87,291	71,822
Rights from securities lending	—	—

Transaction with other foreign entities
Resale agreements	—	—
Rights from securities lending	—	—

Accumulated Impairment Value of Financial Assets at Amortized Cost - Rights from resale agreements and securities lending
Financial assets with no significant increase in credit risk since initial recognition (phase 1)	—	—
Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2)	—	—
Financial assets with credit impairment (phase 3)	—	—
Total	87,291	71,822

The Bank and its subsidiaries have received financial instruments that they can sell or give as collateral in case the owner of these instruments enters into default or in bankruptcy. As of December 31, 2024, the fair value of the instruments received amounts to Ch$87,157 million (Ch$73,874 million in December 2023).

(b)	Debt financial instruments:

At the end of each period, the balances presented under this item are as follows:

	2024	2023
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	—	507,261
Bonds and promissory notes from the General Treasury of the Republic	944,109	923,880
Other fiscal debt financial instruments	—	—

Other Financial Instruments issued in Chile
Debt financial instruments from other domestic banks	—	—
Bonds and trade effects from domestic companies	—	—
Other debt financial instruments issued in the country	—	—

Financial Instruments issued Abroad
Debt financial instruments from foreign Central Banks	—	—
Debt financial instruments from foreign governments and fiscal entities	—	—
Debt financial instruments from other foreign banks	—	—
Bonds and trade effects from foreign companies	—	—
Other debt financial instruments issued abroad	—	—

Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments
Financial assets with no significant increase in credit risk since initial recognition (phase 1)	(35)	(58)
Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2)	—	—
Financial assets with credit impairment (phase 3)	—	—
Total	944,074	1,431,083

Under Instruments of the Government and the Central Bank of Chile, instruments are classified pledged as collateral as part of the FCIC program are included for an approximate amount of Ch$1,362,095 million as of December 31, 2023. There is no collateral delivered as of December 31, 2024 for this concept given that the program came to an end on July 1, 2024.

(b.1)	The credit ratings of the issuers of instruments assets at amortized cost as of December 31, 2024 and 2023, are as follows:

	As of December 31, 2024				As of December 31, 2023
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	944,074	—	—	944,074	1,431,083	—	—	1,431,083
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	944,074	—	—	944,074	1,431,083	—	—	1,431,083
(b.2)	Analysis of changes in gross carrying amount and corresponding allowance for ECL by stage for financial instruments measured at amortized cost as of December 31, 2024 and 2023, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2024	1,431,141	58	—	—	—	—	1,431,141	58
Net change on Balance *	(487,032)	(23)	—	—	—	—	(487,032)	(23)
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Balance as of December 31, 2024	944,109	35	—	—	—	—	944,109	35

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2023	902,355	58	—	—	—	—	902,355	58
Net change on Balance *	528,786	—	—	—	—	—	528,786	—
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Balance as of December 31, 2023	1,431,141	58	—	—	—	—	1,431,141	58

*	Net change between assets purchased and assets derecognized excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.
(c)	Loans and advances to Banks: At the end of each period, the balances presented under this item are as follows:

	As of December 31, 2024			As of December 31, 2023
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Interbank loans of liquidity	300,042	(895)	299,147	—	—	—
Interbank loans commercial	—	—	—	—	—	—
Current accounts overdrafts	—	—	—	—	—	—
Chilean exports foreign trade loans	—	—	—	—	—	—
Chilean imports foreign trade loans	—	—	—	—	—	—
Credits with third countries	—	—	—	—	—	—
Non-transferable deposits in domestic banks	—	—	—	—	—	—
Other debts with domestic banks	—	—	—	—	—	—
Foreign Banks
Interbank loans of liquidity	—	—	—	—	—	—
Interbank loans commercial	269,191	(803)	268,388	205,362	(561)	204,801
Current accounts overdrafts	—	—	—	—	—	—
Chilean exports foreign trade loans	98,470	(290)	98,180	213,636	(780)	212,856
Chilean imports foreign trade loans	—	—	—	—	—	—
Credits with third countries	—	—	—	—	—	—
Current account deposits with foreign banks for derivatives transactions	—	—	—	—	—	—
Other non-transferable deposits with foreign banks	—	—	—	—	—	—
Other debts with foreign banks	—	—	—	—	—	—
Subtotal Domestic and Foreign Banks	667,703	(1,988)	665,715	418,998	(1,341)	417,657
Central Bank of Chile
Current account deposits for derivative transactions with a counterparty	—	—	—	—	—	—
Other deposits not available	—	—	—	2,100,933	—	2,100,933
Other receivables	—	—	—	—	—	—
Foreign Central Banks
Current account deposits for derivatives transactions	—	—	—	—	—	—
Other deposits not available	—	—	—	—	—	—
Other receivables	—	—	—	—	—	—
Subtotal Central Bank of Chile and Foreign Central Banks	—	—	—	2,100,933	—	2,100,933
Total	667,703	(1,988)	665,715	2,519,931	(1,341)	2,518,590
(c.1)	Impairment allowance for due from banks:

i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2024 and 2023, is as follows:

	2024				2023
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Normal	300,042	—	—	300,042	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	300,042	—	—	300,042	—	—	—	—

Foreign Banks
Normal	367,661	—	—	367,661	418,998	—	—	418,998
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	367,661	—	—	367,661	418,998	—	—	418,998

Central Bank of Chile
Normal	—	—	—	—	2,100,933	—	—	2,100,933
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	2,100,933	—	—	2,100,933
Total	667,703	—	—	667,703	2,519,931	—	—	2,519,931
(c.2)	Impairment allowance for due from banks, continued:

ii.	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2024 and 2023, is as follows:

Changes as of December 31, 2024
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowances as of January 1, 2024	2,519,931	(1,341)	—	—	—	—	2,519,931	(1,341)
Net change on Balance *	(1,890,430)	(559)	—	—	—	—	(1,890,430)	(559)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	38,202	(88)	—	—	—	—	38,202	(88)
Total	667,703	(1,988)	—	—	—	—	667,703	(1,988)

	Changes as of December 31, 2023
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL	Gross carrying amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowances as of January 1, 2023	2,174,792	(1,641)	—	—	—	—	2,174,792	(1,641)
Net change on Balance *	343,280	(30)	—	—	—	—	343,280	(30)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	300	—	—	—	—	—	300
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	1,859	30	—	—	—	—	1,859	30
Total	2,519,931	(1,341)	—	—	—	—	2,519,931	(1,341)

*	Net change between assets originated and assets repaid, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.
(d)	Loans to Customers: At the end of each period, the balances presented under this item are as follows:

	As of December 31, 2024			As of December 31, 2023
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	15,147,886	(189,439)	14,958,447	15,500,934	(198,109)	15,302,825
Chilean exports foreign trade loans	1,449,806	(8,988)	1,440,818	1,138,316	(8,905)	1,129,411
Accrediting foreign trade loans negotiated in terms of Chilean imports	162	(2)	160	94	(2)	92
Chilean imports foreign trade loans	562,650	(10,006)	552,644	583,013	(8,139)	574,874
Current account debtors	196,819	(6,417)	190,402	186,515	(6,274)	180,241
Credit card debtors	128,671	(14,323)	114,348	107,766	(10,989)	96,777
Factoring transactions	596,935	(3,779)	593,156	603,354	(4,506)	598,848
Commercial lease transactions (1)	1,991,663	(10,677)	1,980,986	1,822,495	(11,245)	1,811,250
Student loans	52,511	(2,462)	50,049	56,923	(2,744)	54,179
Other loans and accounts receivable	20,877	(8,475)	12,402	30,634	(8,728)	21,906
Subtotal	20,147,980	(254,568)	19,893,412	20,030,044	(259,641)	19,770,403
Mortgage loans
Mortgage bonds	1,400	(7)	1,393	2,500	(10)	2,490
Endorsable mortgage mutual loans	11,071	(46)	11,025	11,327	(40)	11,287
Mortgage mutual financed with mortgage bonds	—	—	—	—	—	—
Other mortgage mutual loans	13,056,028	(33,863)	13,022,165	12,132,671	(31,951)	12,100,720
Residential lease transactions (1)	—	—	—	—	—	—
Other loans and accounts receivable	164,828	(1,716)	163,112	164,270	(1,501)	162,769
Subtotal	13,233,327	(35,632)	13,197,695	12,310,768	(33,502)	12,277,266
Consumer loans
Consumer loans in installments	3,255,475	(333,067)	2,922,408	3,182,932	(349,864)	2,833,068
Current account debtors	284,207	(16,671)	267,536	270,974	(7,221)	263,753
Credit card debtors	2,013,622	(52,333)	1,961,289	1,854,678	(58,695)	1,795,983
Consumer lease transactions (1)	320	(15)	305	380	(20)	360
Other loans and accounts receivable	1,365	(1,148)	217	1,498	(1,244)	254
Subtotal	5,554,989	(403,234)	5,151,755	5,310,462	(417,044)	4,893,418
Total	38,936,296	(693,434)	38,242,862	37,651,274	(710,187)	36,941,087

(1)	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2024, Ch$993,167 million corresponds to financial leases for real estate (Ch$922,174 million in December 31, 2023) and Ch$998,816 million corresponds to financial leases for other assets (Ch$900,701 million in December 31, 2023).
(d.1)	Impairment allowance for loans to customers:

i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2024 and 2023, are as follows:

	2024
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	14,696,311	4,028,591	50,877	411,964	—	—	25	19,187,768
Substandard	—	—	244,768	—	—	—	1,530	246,298
Non-complying	—	—	—	—	292,741	413,618	7,555	713,914
Subtotal	14,696,311	4,028,591	295,645	411,964	292,741	413,618	9,110	20,147,980

Mortgage loans
Normal	—	12,036,923	—	843,700	—	—	235	12,880,858
Non-complying	—	—	—	—	—	352,469	—	352,469
Subtotal	—	12,036,923	—	843,700	—	352,469	235	13,233,327

Consumer loans
Normal	—	4,666,028	—	592,828	—	—	108	5,258,964
Non-complying	—	—	—	—	—	294,696	1,329	296,025
Subtotal	—	4,666,028	—	592,828	—	294,696	1,437	5,554,989
Total	14,696,311	20,731,542	295,645	1,848,492	292,741	1,060,783	10,782	38,936,296

	2023
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	14,599,022	4,144,669	42,993	350,612	—	2,112	78	19,139,486
Substandard	—	—	238,130	—	—	—	2,652	240,782
Non-complying	—	—	—	—	265,932	377,682	6,162	649,776
Subtotal	14,599,022	4,144,669	281,123	350,612	265,932	379,794	8,892	20,030,044

Mortgage loans
Normal	—	11,150,943	—	884,563	—	6,136	—	12,041,642
Non-complying	—	—	—	—	—	269,126	—	269,126
Subtotal	—	11,150,943	—	884,563	—	275,262	—	12,310,768

Consumer loans
Normal	—	4,447,346	—	578,426	—	3,971	81	5,029,824
Non-complying	—	—	—	—	—	279,232	1,406	280,638
Subtotal	—	4,447,346	—	578,426	—	283,203	1,487	5,310,462
Total	14,599,022	19,742,958	281,123	1,813,601	265,932	938,259	10,379	37,651,274
(d.1)	Impairment allowance for loans to customers, continued:

ii.	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2024 and 2023, is as follows:

	Changes as of December 31, 2024
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross		Gross		Gross		Gross		Gross		Gross		Gross		Gross
	carrying		carrying		carrying		carrying		carrying		carrying		carrying		carrying
	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Balance as of January 1, 2024	14,599,022	(55,909)	4,144,669	(22,144)	281,123	(10,116)	350,612	(10,818)	265,932	(68,390)	379,794	(90,716)	8,892	(1,548)	20,030,044	(259,641)
Net change on Balance *	(72,104)	7,223	193,235	(2,096)	(80,536)	4,572	(90,492)	(2,444)	(32,872)	(12,716)	(66,985)	(42,516)	218	303	(149,536)	(47,674)
Transfer to Stage 1	161,583	(1,822)	1,001,203	(27,789)	(161,158)	1,798	(961,260)	21,839	(425)	24	(39,943)	5,950	—	—	—	—
Transfer to Stage 2	(336,150)	1,150	(1,302,470)	11,433	352,733	(1,796)	1,318,794	(13,357)	(16,583)	646	(16,324)	1,924	—	—	—	—
Transfer to Stage 3	(5,313)	50	(14,149)	233	(102,974)	6,074	(205,881)	17,966	108,287	(6,124)	220,030	(18,199)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	1,113	—	22,291	—	(11,514)	—	(26,844)	—	(15,953)	—	(14,312)	—	—	—	(45,219)
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—	(37,936)	37,936	(63,492)	63,492	—	—	(101,428)	101,428
Foreign exchange adjustments	349,273	(1,629)	6,103	(107)	6,457	(189)	191	(7)	6,338	(1,316)	538	(214)	—	—	368,900	(3,462)
Subtotal Commercial loans	14,696,311	(49,824)	4,028,591	(18,179)	295,645	(11,171)	411,964	(13,665)	292,741	(65,893)	413,618	(94,591)	9,110	(1,245)	20,147,980	(254,568)

Mortgage loans
Balance as of January 1, 2024	—	—	11,150,943	(9,056)	—	—	884,563	(13,745)	—	—	275,262	(10,701)	—	—	12,310,768	(33,502)
Net change on Balance *	—	—	1,002,887	(318)	—	—	(37,060)	(5,891)	—	—	(37,960)	(890)	235	(31)	928,102	(7,130)
Transfer to Stage 1	—	—	2,078,720	(22,137)	—	—	(2,057,279)	21,460	—	—	(21,441)	677	—	—	—	—
Transfer to Stage 2	—	—	(2,193,666)	3,311	—	—	2,221,510	(5,962)	—	—	(27,844)	2,651	—	—	—	—
Transfer to Stage 3	—	—	(1,961)	28	—	—	(168,034)	11,315	—	—	169,995	(11,343)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	19,038	—	—	—	(21,165)	—	—	—	1,584	—	—	—	(543)
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—	—	—	(5,543)	5,543	—	—	(5,543)	5,543
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	12,036,923	(9,134)	—	—	843,700	(13,988)	—	—	352,469	(12,479)	235	(31)	13,233,327	(35,632)

Consumer loans
Balance as of January 1, 2024	—	—	4,447,346	(164,290)	—	—	578,426	(94,190)	—	—	283,203	(157,673)	1,487	(891)	5,310,462	(417,044)
Net change on Balance *	—	—	645,182	(33,166)	—	—	(149,276)	(13,955)	—	—	79,130	(183,514)	(50)	82	574,986	(230,553)
Transfer to Stage 1	—	—	1,219,853	(167,617)	—	—	(1,160,767)	140,356	—	—	(59,086)	27,261	—	—	—	—
Transfer to Stage 2	—	—	(1,644,109)	99,147	—	—	1,669,245	(110,753)	—	—	(25,136)	11,606	—	—	—	—
Transfer to Stage 3	—	—	(9,678)	775	—	—	(345,130)	152,660	—	—	354,808	(153,435)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	120,007	—	—	—	(170,742)	—	—	—	(43,061)	—	—	—	(93,796)
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—	—	—	(338,227)	338,227	—	—	(338,227)	338,227
Foreign exchange adjustments	—	—	7434	(63)	—	—	330	(3)	—	—	4	(2)	—	—	7,768	(68)
Subtotal Consumer loans	—	—	4,666,028	(145,207)	—	—	592,828	(96,627)	—	—	294,696	(160,591)	1,437	(809)	5,554,989	(403,234)

Total	14,696,311	(49,824)	20,731,542	(172,520)	295,645	(11,171)	1,848,492	(124,280)	292,741	(65,893)	1,060,783	(267,661)	10,782	(2,085)	38,936,296	(693,434)

*	Net change between assets originated and assets repaid excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.
(d.1)	Impairment allowance for loans to customers, continued:

	Changes as of December 31, 2023
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross		Gross		Gross		Gross		Gross		Gross		Gross		Gross
	carrying		carrying		carrying		carrying		carrying		carrying		carrying		carrying
	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL	amount	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Balance as of January 1, 2023	14,935,868	(67,132)	4,232,711	(46,815)	309,511	(54,679)	299,345	(12,247)	218,780	(53,675)	309,359	(86,138)	3,171	(781)	20,308,745	(321,467)
Net change on Balance *	(257,010)	24,200	198,208	9,612	(80,797)	37,103	(83,775)	(1,000)	(21,611)	(26,358)	(8,226)	(55,616)	5,722	(767)	(247,489)	(12,826)
Transfer to Stage 1	288,294	(9,423)	1,024,367	(32,758)	(287,616)	9,420	(993,013)	27,693	(679)	3	(31,353)	5,065	—	—	—	—
Transfer to Stage 2	(430,074)	1,395	(1,293,243)	17,625	436,588	(1,707)	1,309,442	(20,486)	(6,514)	312	(16,199)	2,861	—	—	—	—
Transfer to Stage 3	(2,573)	20	(18,801)	1,046	(96,930)	10,231	(181,506)	19,228	99,502	(10,251)	200,308	(20,274)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	8,195	—	24,679	—	(8,654)	—	(25,669)	—	(3,766)	—	(10,834)	—	—	—	(16,049)
Refinements to models used for calculation	—	(12,935)	—	4,518	—	(1,766)	—	1,665	—	—	—	59	—	—	—	(8,459)
Amounts written off	—	—	—	—	—	—	—	—	(25,871)	25,871	(74,206)	74,206	—	—	(100,077)	100,077
Foreign exchange adjustments	64,517	(229)	1,427	(51)	367	(64)	119	(2)	2,325	(526)	111	(45)	(1)	—	68,865	(917)
Subtotal Commercial loans	14,599,022	(55,909)	4,144,669	(22,144)	281,123	(10,116)	350,612	(10,818)	265,932	(68,390)	379,794	(90,716)	8,892	(1,548)	20,030,044	(259,641)

Mortgage loans
Balance as of January 1, 2023	—	—	10,490,690	(15,249)	—	—	722,028	(21,553)	—	—	209,604	(13,844)	—	—	11,422,322	(50,646)
Net change on Balance *	—	—	950,450	3,787	—	—	(26,788)	(13,572)	—	—	(26,492)	1,189	—	—	897,170	(8,596)
Transfer to Stage 1	—	—	2,091,400	(40,722)	—	—	(2,071,249)	39,977	—	—	(20,151)	745	—	—	—	—
Transfer to Stage 2	—	—	(2,379,998)	4,327	—	—	2,407,618	(6,867)	—	—	(27,620)	2,540	—	—	—	—
Transfer to Stage 3	—	—	(1,599)	16	—	—	(147,046)	18,021	—	—	148,645	(18,037)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	37,408	—	—	—	(44,502)	—	—	—	7,982	—	—	—	888
Refinements to models used for calculation	—	—	—	1,377	—	—	—	14,751	—	—	—	—	—	—	—	16,128
Amounts written off	—	—	—	—	—	—	—	—	—	—	(8,724)	8,724	—	—	(8,724)	8,724
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	11,150,943	(9,056)	—	—	884,563	(13,745)	—	—	275,262	(10,701)	—	—	12,310,768	(33,502)

Consumer loans
Balance as of January 1, 2023	—	—	4,304,927	(227,372)	—	—	460,669	(86,732)	—	—	227,667	(134,171)	1,967	(1,221)	4,995,230	(449,496)
Net change on Balance *	—	—	697,853	(21,330)	—	—	(128,809)	(14,903)	—	—	70,032	(168,056)	(480)	330	638,596	(203,959)
Transfer to Stage 1	—	—	1,271,755	(193,342)	—	—	(1,231,470)	172,319	—	—	(40,285)	21,023	—	—	—	—
Transfer to Stage 2	—	—	(1,807,123)	145,966	—	—	1,829,938	(157,221)	—	—	(22,815)	11,255	—	—	—	—
Transfer to Stage 3	—	—	(22,272)	4,333	—	—	(351,957)	165,046	—	—	374,229	(169,379)	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	126,021	—	—	—	(178,730)	—	—	—	(43,970)	—	—	—	(96,679)
Refinements to models used for calculation	—	—	—	1,452	—	—	—	6,032	—	—	—	—	—	—	—	7,484
Amounts written off	—	—	—	—	—	—	—	—	—	—	(325,626)	325,626	—	—	(325,626)	325,626
Foreign exchange adjustments	—	—	2,206	(18)	—	—	55	(1)	—	—	1	(1)	—	—	2,262	(20)
Subtotal Consumer loans	—	—	4,447,346	(164,290)	—	—	578,426	(94,190)	—	—	283,203	(157,673)	1,487	(891)	5,310,462	(417,044)

Total	14,599,022	(55,909)	19,742,958	(195,490)	281,123	(10,116)	1,813,601	(118,753)	265,932	(68,390)	938,259	(259,090)	10,379	(2,439)	37,651,274	(710,187)

*	Net change between assets originated and assets repaid excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.
(e)	Loans by industry sector:

The following table details the Bank’s loan portfolio as of December 31, 2024 and 2023 by the customer’s industry sector and their respective economic activity:

	Credit and Contingent loans Exposure						Allowances Established
	Domestic loans		Foreign loans		Total	Total	Domestic loans		Foreign loans		Total	Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and advances to Banks	300,042	2,100,933	367,661	418,998	667,703	2,519,931	(895)	—	(1,093)	(1,341)	(1,988)	(1,341)

Commercial loans
Agriculture and livestock	751,838	788,942	—	—	751,838	788,942	(9,240)	(9,046)	—	—	(9,240)	(9,046)
Fruit	730,718	646,608	—	—	730,718	646,608	(9,087)	(4,456)	—	—	(9,087)	(4,456)
Forestry	89,777	101,406	—	—	89,777	101,406	(2,767)	(1,352)	—	—	(2,767)	(1,352)
Fishing	29,465	26,339	—	—	29,465	26,339	(644)	(788)	—	—	(644)	(788)
Mining	864,867	417,164	—	—	864,867	417,164	(3,750)	(2,532)	—	—	(3,750)	(2,532)
Oil and natural gas	211	416	—	—	211	416	(8)	(8)	—	—	(8)	(8)
Product manufacturing industries:
Foods, beverages and tobacco	657,462	513,197	—	—	657,462	513,197	(5,893)	(10,565)	—	—	(5,893)	(10,565)
Textiles, leather goods and footwear	28,874	33,100	—	—	28,874	33,100	(788)	(599)	—	—	(788)	(599)
Woods and furnitures	89,394	78,409	—	—	89,394	78,409	(1,225)	(1,295)	—	—	(1,225)	(1,295)
Cellulose, Paper and printing	15,882	16,931	—	—	15,882	16,931	(365)	(591)	—	—	(365)	(591)
Chemicals and petroleum products	321,820	298,883	—	—	321,820	298,883	(2,389)	(2,046)	—	—	(2,389)	(2,046)
Metal, non-metal, machine or others	482,281	551,922	—	—	482,281	551,922	(5,541)	(7,367)	—	—	(5,541)	(7,367)
Electricity, gas and water	242,052	438,147	104,988	1,326	347,040	439,473	(1,448)	(2,342)	(27)	(19)	(1,475)	(2,361)
Residential construction	195,883	265,086	—	—	195,883	265,086	(6,461)	(9,699)	—	—	(6,461)	(9,699)
Non-residential construction (office, civil engineering)	482,763	409,154	—	—	482,763	409,154	(10,126)	(11,060)	—	—	(10,126)	(11,060)
Wholesale	1,581,915	1,798,723	—	—	1,581,915	1,798,723	(31,119)	(34,250)	—	—	(31,119)	(34,250)
Retail, restaurants and hotels	1,044,935	1,016,553	—	—	1,044,935	1,016,553	(35,983)	(34,404)	—	—	(35,983)	(34,404)
Transport and storage	1,036,903	1,105,436	—	—	1,036,903	1,105,436	(14,832)	(16,599)	—	—	(14,832)	(16,599)
Communications	214,386	102,522	—	—	214,386	102,522	(2,746)	(2,121)	—	—	(2,746)	(2,121)
Financial services	2,995,023	3,219,991	—	—	2,995,023	3,219,991	(8,090)	(9,217)	—	—	(8,090)	(9,217)
Business services	1,973,354	1,976,971	—	—	1,973,354	1,976,971	(39,158)	(38,908)	—	—	(39,158)	(38,908)
Real estate services	3,349,165	3,361,066	14,882	19,931	3,364,047	3,380,997	(15,786)	(15,986)	(114)	(273)	(15,900)	(16,259)
Student loans	52,511	56,924	—	—	52,511	56,924	(2,462)	(2,744)	—	—	(2,462)	(2,744)
Government administration, defence and police force	16,895	21,438	—	—	16,895	21,438	(228)	(269)	—	—	(228)	(269)
Social services and other community services	900,847	900,822	—	—	900,847	900,822	(13,430)	(13,044)	—	—	(13,430)	(13,044)
Personal services	1,878,889	1,862,637	—	—	1,878,889	1,862,637	(30,861)	(28,061)	—	—	(30,861)	(28,061)
Subtotal	20,028,110	20,008,787	119,870	21,257	20,147,980	20,030,044	(254,427)	(259,349)	(141)	(292)	(254,568)	(259,641)

Residential mortgage loans	13,233,327	12,310,768	—	—	13,233,327	12,310,768	(35,632)	(33,502)	—	—	(35,632)	(33,502)

Consumer loans	5,554,989	5,310,462	—	—	5,554,989	5,310,462	(403,234)	(417,044)	—	—	(403,234)	(417,044)

Contingent loan exposure	15,080,768	13,547,435	—	—	15,080,768	13,547,435	(87,485)	(89,640)	—	—	(87,485)	(89,640)
(f)	Loans by tranches of days past-due:

The following table details the Bank’s loan portfolio as of December 31, 2024 and 2023 by tranches of days past-due:

	Financial assets before allowances								Allowances established
As of December 31, 2024	Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation				Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation				Net Financial
	Individual	Group	Individual	Group	Individual	Group	POCI	Total	Individual	Group	Individual	Group	Individual	Group	POCI	Total	Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and advances to Banks
0 days	596,974	—	—	—	—	—	—	596,974	(1,781)	—	—	—	—	—	—	(1,781)	595,193
1 to 29 days	70,729	—	—	—	—	—	—	70,729	(207)	—	—	—	—	—	—	(207)	70,522
30 to 59 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
60 to 89 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
> = 90 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	667,703	—	—	—	—	—	—	667,703	(1,988)	—	—	—	—	—	—	(1,988)	665,715

Commercial loans
0 days	14,460,417	4,022,272	260,184	216,024	142,884	98,943	8,434	19,209,158	(48,974)	(18,047)	(9,754)	(3,036)	(20,514)	(15,003)	(809)	(116,137)	19,093,021
1 to 29 days	214,772	6,319	22,159	139,909	18,146	35,517	676	437,498	(764)	(132)	(858)	(5,985)	(2,750)	(5,129)	(436)	(16,054)	421,444
30 to 59 days	12,415	—	10,990	43,057	22,310	34,271	—	123,043	(34)	—	(380)	(3,106)	(6,776)	(5,361)	—	(15,657)	107,386
60 to 89 days	8,707	—	2,312	12,974	8,749	20,850	—	53,592	(52)	—	(179)	(1,538)	(1,076)	(3,718)	—	(6,563)	47,029
> = 90 days	—	—	—	—	100,652	224,037	—	324,689	—	—	—	—	(34,777)	(65,380)	—	(100,157)	224,532
Subtotal	14,696,311	4,028,591	295,645	411,964	292,741	413,618	9,110	20,147,980	(49,824)	(18,179)	(11,171)	(13,665)	(65,893)	(94,591)	(1,245)	(254,568)	19,893,412

Residential mortgage loans
0 days	—	11,924,679	—	594,254	—	65,275	235	12,584,443	—	(7,796)	—	(4,747)	—	(3,047)	(31)	(15,621)	12,568,822
1 to 29 days	—	112,244	—	128,071	—	35,915	—	276,230	—	(1,338)	—	(2,746)	—	(1,031)	—	(5,115)	271,115
30 to 59 days	—	—	—	90,397	—	36,030	—	126,427	—	—	—	(4,185)	—	(1,054)	—	(5,239)	121,188
60 to 89 days	—	—	—	30,978	—	24,045	—	55,023	—	—	—	(2,310)	—	(755)	—	(3,065)	51,958
> = 90 days	—	—	—	—	—	191,204	—	191,204	—	—	—	—	—	(6,592)	—	(6,592)	184,612
Subtotal	—	12,036,923	—	843,700	—	352,469	235	13,233,327	—	(9,134)	—	(13,988)	—	(12,479)	(31)	(35,632)	13,197,695

Consumer loans
0 days	—	4,661,049	—	378,949	—	92,941	537	5,133,476	—	(144,631)	—	(24,156)	—	(45,890)	(229)	(214,906)	4,918,570
1 to 29 days	—	4,979	—	142,585	—	32,946	900	181,410	—	(576)	—	(42,433)	—	(16,250)	(580)	(59,839)	121,571
30 to 59 days	—	—	—	53,655	—	36,266	—	89,921	—	—	—	(21,220)	—	(19,455)	—	(40,675)	49,246
60 to 89 days	—	—	—	17,639	—	25,996	—	43,635	—	—	—	(8,818)	—	(14,668)	—	(23,486)	20,149
> = 90 days	—	—	—	—	—	106,547	—	106,547	—	—	—	—	—	(64,328)	—	(64,328)	42,219
Subtotal	—	4,666,028	—	592,828	—	294,696	1,437	5,554,989	—	(145,207)	—	(96,627)	—	(160,591)	(809)	(403,234)	5,151,755

Total Loans	15,364,014	20,731,542	295,645	1,848,492	292,741	1,060,783	10,782	39,603,999	(51,812)	(172,520)	(11,171)	(124,280)	(65,893)	(267,661)	(2,085)	(695,422)	38,908,577
	Financial assets before allowances								Allowances established
As of December 31, 2023	Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation				Stage 1 Evaluation		Stage 2 Evaluation		Stage 3 Evaluation				Net Financial
	Individual	Group	Individual	Group	Individual	Group	POCI	Total	Individual	Group	Individual	Group	Individual	Group	POCI	Total	Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and advances to Banks
0 days	2,432,163	—	—	—	—	—	—	2,432,163	(909)	—	—	—	—	—	—	(909)	2,431,254
1 to 29 days	87,768	—	—	—	—	—	—	87,768	(432)	—	—	—	—	—	—	(432)	87,336
30 to 59 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
60 to 89 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
> = 90 days	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	2,519,931	—	—	—	—	—	—	2,519,931	(1,341)	—	—	—	—	—	—	(1,341)	2,518,590

Commercial loans
0 days	14,430,127	4,117,186	237,042	210,755	89,282	90,287	8,168	19,182,847	(55,341)	(21,025)	(8,204)	(2,979)	(20,131)	(15,064)	(1,137)	(123,881)	19,058,966
1 to 29 days	148,791	27,483	26,668	88,195	9,591	28,001	724	329,453	(459)	(1,119)	(719)	(3,745)	(2,123)	(4,172)	(411)	(12,748)	316,705
30 to 59 days	12,759	—	13,111	42,034	18,279	29,025	—	115,208	(49)	—	(1,006)	(2,993)	(2,484)	(4,590)	—	(11,122)	104,086
60 to 89 days	7,345	—	4,302	9,628	8,614	23,580	—	53,469	(60)	—	(187)	(1,101)	(461)	(3,774)	—	(5,583)	47,886
> = 90 days	—	—	—	—	140,166	208,901	—	349,067	—	—	—	—	(43,191)	(63,116)	—	(106,307)	242,760
Subtotal	14,599,022	4,144,669	281,123	350,612	265,932	379,794	8,892	20,030,044	(55,909)	(22,144)	(10,116)	(10,818)	(68,390)	(90,716)	(1,548)	(259,641)	19,770,403

Residential mortgage loans
0 days	—	11,130,137	—	599,734	—	50,882	—	11,780,753	—	(8,538)	—	(4,728)	—	(2,346)	—	(15,612)	11,765,141
1 to 29 days	—	20,806	—	187,607	—	30,277	—	238,690	—	(518)	—	(3,760)	—	(919)	—	(5,197)	233,493
30 to 59 days	—	—	—	74,184	—	27,827	—	102,011	—	—	—	(3,611)	—	(861)	—	(4,472)	97,539
60 to 89 days	—	—	—	23,038	—	24,732	—	47,770	—	—	—	(1,646)	—	(1,314)	—	(2,960)	44,810
> = 90 days	—	—	—	—	—	141,544	—	141,544	—	—	—	—	—	(5,261)	—	(5,261)	136,283
Subtotal	—	11,150,943	—	884,563	—	275,262	—	12,310,768	—	(9,056)	—	(13,745)	—	(10,701)	—	(33,502)	12,277,266

Consumer loans
0 days	—	4,406,805	—	391,601	—	90,983	464	4,889,853	—	(152,643)	—	(27,036)	—	(46,325)	(234)	(226,238)	4,663,615
1 to 29 days	—	40,541	—	106,672	—	26,734	1,023	174,970	—	(11,647)	—	(32,205)	—	(13,177)	(657)	(57,686)	117,284
30 to 59 days	—	—	—	61,334	—	32,441	—	93,775	—	—	—	(24,624)	—	(17,384)	—	(42,008)	51,767
60 to 89 days	—	—	—	18,819	—	31,703	—	50,522	—	—	—	(10,325)	—	(17,644)	—	(27,969)	22,553
> = 90 days	—	—	—	—	—	101,342	—	101,342	—	—	—	—	—	(63,143)	—	(63,143)	38,199
Subtotal	—	4,447,346	—	578,426	—	283,203	1,487	5,310,462	—	(164,290)	—	(94,190)	—	(157,673)	(891)	(417,044)	4,893,418

Total Loans	17,118,953	19,742,958	281,123	1,813,601	265,932	938,259	10,379	40,171,205	(57,250)	(195,490)	(10,116)	(118,753)	(68,390)	(259,090)	(2,439)	(711,528)	39,459,677
(g)	Financial Lease Contracts:

As of December 31, 2024 and 2023, the Bank’s scheduled cash flows to be received from financial leasing contracts have the following maturities as follows:

	Total receivable		Unearned income		Net lease receivable (*)
	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	668,951	610,657	(99,075)	(88,444)	569,876	522,213
Due after 1 year but within 2 years	501,065	453,713	(71,170)	(63,079)	429,895	390,634
Due after 2 years but within 3 years	343,985	301,560	(45,055)	(38,839)	298,930	262,721
Due after 3 years but within 4 years	211,905	199,376	(29,193)	(25,018)	182,712	174,358
Due after 4 years but within 5 years	165,414	133,011	(20,517)	(17,248)	144,897	115,763
Due after 5 years	401,645	383,050	(45,823)	(36,064)	355,822	346,986
Total	2,292,965	2,081,367	(310,833)	(268,692)	1,982,132	1,812,675

(*)	The net balance receivable does not include the total overdue portfolio totaling Ch$9,851 million and Ch$10,200 million as of December 31, 2024 and 2023, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

The Bank maintains financial lease operations associated with real estate, industrial machinery, vehicles and transportation equipment. These leases contracts have an average term between 2 and 15 years.

Other disclosures:

As of December 31, 2023, under the Commercial Loans item, operations are maintained that guarantee obligations maintained with the Central Bank of Chile as part of the Loan Increase Conditional Credit Facility (FCIC by its Spanish initials) program for an approximate amount of Ch$2,573,423 million. There are no guarantees delivered as of December 31, 2024 for this concept given that the program came to an end on July 1, 2024.

(h)	Purchase of loan portfolio:

During the year 2024 and 2023 no portfolio purchases were made.

(i)	Sale or transfer of credits from the loans to customers:

During 2024 and 2023 the Bank has carried out transactions of sale or transfer of the loan portfolio according to the following:

	As of December 31, 2024
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$
Sale of outstanding loans	4,273	(410)	4,045	182
Sale of write-off loans	—	—	18	18
Total	4,273	(410)	4,063	200

	As of December 31, 2023
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$
Sale of outstanding loans	17,013	(262)	17,007	256
Sale of write-off loans	—	—	—	—
Total	17,013	(262)	17,007	256

(*)	See Note No. 31.

(j)	Securitization of own assets:

During the years 2024 and 2023, there are not securitization transactions executed involving its own assets.